Document and Entity Information	Dec. 09, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001636519
Document Type	8-K
Document Period End Date	Dec. 09, 2022
Entity Registrant Name	Madison Square Garden Sports Corp.
Entity Incorporation State Country Code	DE
Entity File Number	1-36900
Entity Tax Identification Number	47-3373056
Entity Address, Address Line One	2 Penn Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10121
City Area Code	(212)
Local Phone Number	465-4111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	MSGS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false